Commitment and Contingencies	12 Months Ended
Apr. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies
17	Commitment and Contingencies

For the details on future minimum lease payment under the non-cancellable operating leases as of April 30, 2025, please refer to Note 8 set forth in the Notes to the Consolidated Financial Statements.

As of April 30, 2024 and 2025, the Company did not have any capital commitments and contingencies.